INCOME TAX	12 Months Ended
Jun. 30, 2019
INCOME TAX
INCOME TAX

NOTE 19 -   INCOME TAX

BVI

Hollysys and its subsidiaries incorporated in the BVI are not subject to income tax under the relevant regulations.

Singapore

The Company’s wholly owned subsidiaries incorporated in Singapore are subject to Singapore corporate tax at a rate of 17% on the assessable profits arising from Singapore.

Malaysia

The Company’s wholly owned subsidiaries incorporated in Malaysia are subject to Malaysia corporate income tax at a rate of 24% on the assessable profits arising from Malaysia.

Dubai

The branch of the Company’s wholly owned subsidiary is a tax exempt company incorporated in Dubai, and no tax provision has been made for each of the years ended June 30, 2017, 2018 and 2019.

Hong Kong

The Company’s wholly owned subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on the assessable profits arising from Hong Kong for the year ended June 30, 2019. For the year ended June 30, 2019, the provision for Hong Kong profits tax has been made in the statement of comprehensive income. No provision for Hong Kong profits tax has been made in the statement of comprehensive income as there were sustained taxable losses arising from Hong Kong for each of the years ended June 30, 2017 and 2018.

Macau

The Company’s wholly owned subsidiary incorporated in Macau is subject to the Macau corporate income tax at a rate of 12% on the assessable profits arising from Macau, with an exemption up to MOP600. No provision for Macau profits tax has been made in the statement of comprehensive income for each of the years ended June 30, 2017, 2018 and 2019.

India

The Company’s wholly owned subsidiary incorporated in India is subject to India corporate tax at a rate of 30% on its worldwide income. No provision for India profits tax has been made in the statement of comprehensive income as there were no taxable profits noted for each of the years ended June 30, 2017, 2018 and 2019.

Qatar

CECL is subject to the Qatar Corporate income tax at a rate of 10% on the assessable profit arising from Qatar.

Indonesia

The Company’s wholly owned subsidiary incorporated in Indonesia is subject to the Indonesia Corporate income tax at a rate of 25% on the assessable profit arising from Indonesia. No provision for Indonesia tax has been made in the statement of comprehensive income as there were no assessable profits noted for the years ended June 30, 2018 and 2019.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC enterprise income tax (“EIT”) on their respective taxable incomes as adjusted in accordance with relevant PRC income tax laws. The PRC statutory EIT rate is 25%. The Company’s PRC subsidiaries are subject to the statutory tax rate except for the followings:

Beijing Hollysys Co., Ltd (“Beijing Hollysys”)

Beijing Hollysys was certified as a High and New Technology Enterprise (“HNTE”) which provides a preferential EIT rate of 15% for three calendar years from 2017 to 2019.

Further, Beijing Hollysys was qualified for the Key Software Enterprise (“KSE”) status in calendar year 2018 and was entitled to the preferential tax rate of 10% for calendar year 2018. An entity can use the preferential rate of KSE after its self-assessment, of which, the filing documents for KSE status shall be well prepared and filed for the future inspection from tax authorities as they hold the right to inspect the KSE status.

Hangzhou Hollysys Automation Co., Ltd (“Hangzhou Hollysys”)

Hangzhou Hollysys was certified as a HNTE which provides a preferential EIT rate of 15% for three calendar years from 2017 to 2019.

Further, Hangzhou Hollysys was qualified for the KSE status in calendar year 2018 and was entitled to the preferential tax rate of 10% for calendar year 2018. An entity can use the preferential rate of KSE after its self-assessment, of which, the filing documents for KSE status shall be well prepared and filed for the future inspection from tax authorities as they hold the right to inspect the KSE status.

Beijing Hollysys Industrial Software Company Ltd. (“Hollysys Industrial Software”)

Hollysys Industrial Software was certified as a HNTE which provides a preferential EIT rate of 15% for three calendar years from 2016 to 2018. Hollysys Industrial Software is expecting to receive the renewed certification in late 2019.

The Company’s income before income taxes consists of:

	Year ended June 30,
	2017	2018	2019

PRC	$105,331	$127,301	$155,691
Non-PRC	(21,976)	2,341	(11,968)

	$83,355	$129,642	$143,723

Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2017	2018	2019

Current income tax expense (benefit)
PRC	12,911	17,268	22,206
Non-PRC	(658)	6,462	2,175
	$12,253	$23,730	$24,381
Deferred income tax (benefit) expense
PRC	2,616	(1,348)	(5,722)
Non-PRC	(483)	(177)	(475)
	$2,133	(1,525)	(6,197)
	$14,386	$22,205	$18,184

Reconciliation of the income tax expenses as computed by applying the PRC statutory tax rate of 25% to income before income taxes and the actual income tax expenses is as follows:

	Year ended June 30,
	2017	2018	2019

Income before income taxes	$83,355	$129,642	$143,723

Expected income tax expense at statutory tax rate in the PRC	20,838	32,410	35,931
Effect of different tax rates in various jurisdictions	2,627	(521)	1,781
Effect of preferential tax treatment	(10,650)	(11,678)	(13,444)
Effect of non-taxable income	—	(284)	(1,500)
Effect of additional deductible research and development expenses	(2,385)	(4,260)	(5,833)
Effect of non-deductible expenses	4,608	3,046	5,489
Effect of change in tax rate	(4,835)	(4,801)	(8,457)
Change in valuation allowance	3,964	2,359	1,399
Tax rate differential on deferred tax items	2,056	—	—
Withholding tax on dividend paid by subsidiaries	(2,799)	4,784	2,847
Others	962	1,150	(29)
Total	$14,386	$22,205	$18,184

The breakdown of deferred tax assets/liabilities caused by the temporary difference is shown as below:

	June 30,
	2018	2019

Deferred tax assets
Allowance for doubtful accounts	$9,600	$8,805
Deferred subsidies	1,809	1,916
Warranty liabilities	1,206	1,234
Inventory provision	713	655
Long-term assets	296	357
Deferred revenue	3,562	216
Provision for contract loss	70	59
Accrued payroll	1,029	—
Recognition of intangible assets	11	—
Costs and estimated earnings in excess of billings	(8,544)	(581)
Share of net gains (loss) of equity investees	(2,038)	(739)
Net operating loss carry forward	12,739	12,846
Valuation allowance	(12,522)	(11,428)
Others	387	385
Total deferred tax assets-non-current	$8,318	$13,725

Deferred tax liabilities
Property, plant and equipment	$(20)	$(13)
PRC dividend withholding tax	(3,019)	(5,825)
Intangible assets and other non-current assets	(6,327)	(6,335)
Total deferred tax liabilities-non-current	$(9,366)	$(12,173)

As of June 30, 2019 the Company had incurred net losses of $6,277, $57,167, $666 derived from entities in the PRC, Singapore and Indonesia, respectively. The net losses in the PRC can be carried forward for five years, to offset future net profit for income tax purposes. The net losses in Singapore and Indonesia can be carried forward without an expiration date. For the amount as of June 30, 2019, $246 will expire, if not utilized, from calendar years ending December 31, 2019 to 2023.

The valuation allowance is considered on an individual entity basis.

Under the EIT Law and the implementation rules, profits of the Company’s PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to their respective foreign holding companies are subject to a withholding tax at 10% unless reduced by tax treaty. As of June 30, 2018 and 2019, the aggregate undistributed earnings from the Company’s PRC subsidiaries that are available for distribution are RMB4,089,013 (equivalent to $623,213) and RMB5,130,795 (equivalent to $776,254), respectively. The Company expects to distribute a portion of the earnings (RMB400,000 or $58,252) to the holding companies located outside mainland China, and has hence accrued a withholding tax of $5,825 as of June 30, 2019. The remaining undistributed earnings of the Company’s PRC subsidiaries are intended to be permanently reinvested, and accordingly, no deferred tax liabilities have been provided for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.

As of June 30, 2018 and June 30, 2019, the undistributed retained earnings generated from periods prior to January 1, 2008 were $63,716 which are not subject to PRC dividend withholding taxes. Accordingly, as of June 30, 2018 and June 30, 2019, the total amounts of undistributed earnings generated from the Company’s PRC subsidiaries for which no withholding tax has been accrued were $552,937 and $621,707, respectively. Deferred tax liabilities subject to be recognized would have been $48,922 and $61,999 respectively, if all such undistributed earnings planned to be distributed to the Company in full as of June 30, 2018 and June 30, 2019.

The Chinese tax law grants the tax authorities the rights to further inspect companies’ tax returns retroactively in a three-year period (up to five years under certain special conditions), which means theoretically the tax authorities can still review the PRC subsidiaries’ tax returns for the years ended December 31, 2013 through 2017. The tax law also states that companies will be liable to additional tax, interest charges and penalties if errors are found in their tax returns and such errors have led to an underpayment of tax.

As of June 30, 2018 and 2019, the Company concluded that there was no significant unrecognized tax benefits requiring recognition in its financial statements. The amount of unrecognized tax benefits may change in the next 12 months, pending clarification of current tax law or audit by the tax authorities. However, an estimate of the range of the possible change cannot be made at this time. As of June 30, 2018 and 2019, no unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. The Company recorded no penalty or interest for the years ended June 30, 2018 and 2019, respectively.

As of June 30, 2019, the Company’s tax years ended December 31, 2008 through 2019 remain open for statutory examination by tax authorities.